Share-based Compensation - Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 22,737,000	$ 24,612,000	$ 32,363,000
Equity award – share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	6,761,000	11,176,000	14,315,000
Unrecognized share based compensation expenses related to share options	1,900,000	0	0
Equity award - restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0	(730,000)	1,824,000
Share-based compensation, amount capitalized	0	0	0
Equity award - restricted shares | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0	100,000	200,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	15,636,000	11,455,000	11,712,000
Unrecognized share based compensation expenses related to restricted shares	9,500,000	0	0
Liability award - venture partners plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	340,000	2,711,000	4,512,000
Restricted Shares, Post-Combination Compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0	(1,300,000)	1,300,000
Shares Post Combination Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	100,000	400,000	4,000,000
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	212,000	621,000	906,000
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	17,062,000	12,696,000	18,055,000
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	778,000	4,145,000	6,140,000
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 4,685,000	$ 7,150,000	$ 7,262,000